Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES
8.	INVENTORIES

Inventories consisted of the followings:

	As of December 31,
	2018	2019
	RMB	RMB
Finished goods	136,494	232,671
Raw materials	95,481	185,344
Inventories	231,975	418,015

For the years ended December 31, 2017, 2018 and 2019, the Group recorded write-down of RMB81, RMB1,059 and RMB15,661 for obsolete inventories.